Expense Example {- Franklin Templeton SMACS: Series E} - Franklin Strategic Series SMACS-04 - Franklin Templeton SMACS: Series E - Advisor Class	Jan. 01, 2021 USD ($)
Expense Example:
1 year	none
3 years	614
5 years	1,254
10 years	$ 2,978